FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  April 17, 2009



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  96


Form 13F Information Table Value Total:  543.751
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
BERKSHIRE HTWY    Common    84990175     990	1100	   Sole  None   Sole
3M                Common    88579Y101    970	16148	   Sole  None   Sole
Abbott Labs       Common    002824100    4438	94346	   Sole  None   Sole
Activision Inc    Common    00507V109    9012	713546   Sole  None   Sole
Agilent Tech      Common    00846U101    313	15450	   Sole  None   Sole
Apollo Group Inc  Common    037604105    9406	132266   Sole  None   Sole
Apple Inc         Common    037833100    1113	7820	   Sole  None   Sole
Applied Mat       Common    038222105    269	24458	   Sole  None   Sole
AT&T Inc.         Common    00206R102    589	23713	   Sole  None   Sole
Atmel Corp        Common    049513104    37	10000	   Sole  None   Sole
Baraka Petroleum  Common    Q12957108    0	25000	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287226    73239	717094   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288166    21100	196393   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288638    12746	127475   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288356    14524	142466   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288646    16602	161179   Sole  None   Sole
Barclays Glbl Inv	Etf	    06738C778    19150	515634   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287168    4411	124770   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287234    18454	572598   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287465    1523	33264	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464286400    12596	237795   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287697    8582	128462   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287440    264	2919	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287549    9718	230412   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287507    17534	303419   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287705    814	15638	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287804    21448	482739   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287879    537	11413	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287200    3564	38595	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287846    903	19895	   Sole  None   Sole
Barclays Glbl Inv	Etf	    06739H206    8223	200734   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288414    1431	14367	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288679    359	3260	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287457    802	9591	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287176    15980	157228   Sole  None   Sole
Baxter Int.       Common    071813109    8644	163233   Sole  None   Sole
Beacon Power Corp Common    073677106    20	26550	   Sole  None   Sole
Berkshire Cl B    Common    084670207    8464	2923	   Sole  None   Sole
Campbell Soup Co  Common    134429109    8576	291503   Sole  None   Sole
Chevron Corp.     Common    166764100    9170	138424   Sole  None   Sole
Cisco Systems Inc Common    17275R102    1059	56789	   Sole  None   Sole
Citigroup Fdg Inc Common    17313G886    421	45000	   Sole  None   Sole
Coca Cola Co -    Common    191216100    746	15562	   Sole  None   Sole
Costco Co         Common    22160K105    8080	176499   Sole  None   Sole
Cypress Semi      Common    232806109    208	22692	   Sole  None   Sole
Disney            Common    254687106    9054	388119   Sole  None   Sole
Evolution Petrol  Common    30049A107    26	10000	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102    695	9955	   Sole  None   Sole
General Electric  Common    369604103    7926	676307   Sole  None   Sole
Goldspring Inc    Common    381536101    1	110000   Sole  None   Sole
Google Inc        Common    38259P508    582	1382	   Sole  None   Sole
HEWLETT-PACKARD   Common    428236103    4434	114736   Sole  None   Sole
Hush Comm Pfd     Preferred 448990549    0	12077	   Sole  None   Sole
Immunomedics Inc  Common    452907108    90	35800	   Sole  None   Sole
Intel Corp        Common    458140100    3557	214982   Sole  None   Sole
Intl Business     Common    459200101    1526	14621	   Sole  None   Sole
Itv Plc Ord       Common    G4984A110    7	13740	   Sole  None   Sole
Johnson & Johnson Common    478160104    9588	168811   Sole  None   Sole
Location Based    Common    539573105    68	68100	   Sole  None   Sole
Lockheed Martin   Common    539830109    215	2670	   Sole  None   Sole
Lsi Logic Corp    Common    502161102    72	15970	   Sole  None   Sole
Marsh & Mc Lennan Common    571748102    5939	295061   Sole  None   Sole
Mastercard Inc    Common    57636Q104    8588	51333	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101    9427	163982   Sole  None   Sole
Merrill Lynch     Common    59023V423    105	12500	   Sole  None   Sole
Microsoft Corp    Common    594918104    10454	439836   Sole  None   Sole
Monsanto Co New   Common    61166W101    3587	48263	   Sole  None   Sole
Morgan Stanley    Common    61748A221    134	14900	   Sole  None   Sole
Nokia Spon Adr    Common    654902204    7588	520743   Sole  None   Sole
Oracle            Common    68389X105    883	41261	   Sole  None   Sole
Pepsico Inc       Common    713448108    3420	6223	   Sole  None   Sole
Pfizer Inc        Common    717081103    4957	330491   Sole  None   Sole
Powershares  	Etf	    73935X286    2122	127117   Sole  None   Sole
PowerShares QQQ   Etf	    73935A104    352	9701	   Sole  None   Sole
Powershs ETF Tr   Etf	    73935X575    149	10164	   Sole  None   Sole
Proctor & Gamble  Common    742718109    8366	163734   Sole  None   Sole
Qualcomm Inc      Common    747525103    319	7060	   Sole  None   Sole
Sector Spdr Fd    Etf	    81369Y407    8938	387268   Sole  None   Sole
Smartire Systems  Common    831913108    1	10000	   Sole  None   Sole
Spdr Index China  Etf	    78463X400    5077	83583	   Sole  None   Sole
Spdr Ser Oil      Etf	    78464A748    8683	399621   Sole  None   Sole
SPDR TRUST Unit   Etf	    78462F103    355	3864	   Sole  None   Sole
Streettracks Gold Etf	    78463V107    5423	59479	   Sole  None   Sole
Stryker Corp      Common    863667101    7495	188618   Sole  None   Sole
Terrestar Corp    Common    881451108    18	12000	   Sole  None   Sole
Charles Schwab    Common    808513105    615	35069	   Sole  None   Sole
United Sec Banc   Common    911460103    338	67136	   Sole  None   Sole
Vanguard Bond Ind Etf	    921937835    317	4088	   Sole  None   Sole
Vanguard Growth   Etf	    922908736    1983	45740	   Sole  None   Sole
Vanguard Health   ETF       92204A504    9495	204038   Sole  None   Sole
Vanguard Lrg Cap  Etf	    922908637    6742	161710   Sole  None   Sole
Vanguard Total    Etf	    922908769    365	7907	   Sole  None   Sole
Vanguard Value    Etf	    922908744    5477	138701   Sole  None   Sole
Vodafone Airtouch Common    92857W209    8965	460020   Sole  None   Sole
Wal-Mart          Common    931142103    8404	173500   Sole  None   Sole
Western Union Co  Common    959802109    3800	231725   Sole  None   Sole